Label	Element	Value
Global Atlantic BlackRock High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Atlantic BlackRock High Yield Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2023, the Portfolio's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio seeks to invest at least 80% of its assets in high yield bonds and investments linked to high yield bonds. The high yield securities (commonly called "junk bonds") acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Fitch Ratings, Inc. or Ba or lower by Moody's Investor Services) or will be determined by the Portfolio's sub-adviser, BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser"), to be of similar quality. Split rated bonds will be considered to have the median credit rating received if a credit rating is received from three rating agencies or, if a credit rating is received from two rating agencies, the lower credit rating of the two ratings received. The Portfolio will consist primarily of fixed income securities of companies with similar capitalizations of the companies included in the ICE BofA BB-B U.S. High Yield Constrained Index. However, the Portfolio may invest in securities outside the ICE BofA BB-B U.S. High Yield Constrained Index capitalization range. The Portfolio may also invest in convertible and preferred securities. Convertible debt securities will be counted toward the Portfolio's 80% policy to the extent they have characteristics similar to the securities included within that policy.

To add additional diversification, the Sub-Adviser can invest in a wide range of securities including corporate bonds and mezzanine investments. The Portfolio may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.

The Portfolio may engage in frequent trading of portfolio securities to achieve its principal investment strategies.

The Portfolio may also invest in securities and derivative contracts, including options, swap agreements, futures, and U.S. Treasuries and cash equivalents, including, without limitation, commercial paper, repurchase agreements, and time deposits, as determined by the Sub-Adviser.

The Sub-Adviser utilizes a proprietary quantitative model that systematically tracks and ranks the characteristics of bonds of high yield issuers located in the United States based on an analysis of a wide range of factors, such as relative value, market sentiment, and fundamental insights.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio seeks to invest at least 80% of its assets in high yield bonds and investments linked to high yield bonds.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of two indexes. Effective as of May 1, 2024, the Bloomberg US Universal Bond Index replaced the ICE BofA BB-B U.S. High Yield Constrained Index as the Portfolio's broad-based securities market index. The Bloomberg US Universal Bond Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return by Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	2nd Quarter 2020	8.98%
Lowest Quarter	1st Quarter 2020	-11.66%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.66%)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of May 1, 2024, the Bloomberg US Universal Bond Index replaced the ICE BofA BB-B U.S. High Yield Constrained Index as the Portfolio's broad-based securities market index. The Bloomberg US Universal Bond Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Global Atlantic BlackRock High Yield Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic BlackRock High Yield Portfolio | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.
Global Atlantic BlackRock High Yield Portfolio | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.
Global Atlantic BlackRock High Yield Portfolio | Distressed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Global Atlantic BlackRock High Yield Portfolio | Fixed Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.
Global Atlantic BlackRock High Yield Portfolio | High-Yield Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.
Global Atlantic BlackRock High Yield Portfolio | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.
Global Atlantic BlackRock High Yield Portfolio | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions. Large redemptions by shareholders may have a negative impact on the Portfolio's liquidity.
Global Atlantic BlackRock High Yield Portfolio | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic BlackRock High Yield Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest or other events could also have a significant impact on the Portfolio and its investments.
Global Atlantic BlackRock High Yield Portfolio | Mezzanine Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mezzanine Securities Risk: Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.
Global Atlantic BlackRock High Yield Portfolio | Over-the-Counter Transactions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.
Global Atlantic BlackRock High Yield Portfolio | Quantitative Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the use of these models will result in effective investment decisions for the Portfolio.
Global Atlantic BlackRock High Yield Portfolio | Repurchase and Reverse Repurchase Agreements Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Repurchase and Reverse Repurchase Agreements Risk: Repurchase transactions are subject to credit risk and counterparty risk. They also carry the risk that the market value of the securities may increase above the resell value or decline below the repurchase price. The Portfolio could also lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio is less than the value of securities. Reverse repurchase agreements may increase the possibility of fluctuation in the Portfolio's net asset value.
Global Atlantic BlackRock High Yield Portfolio | Settlement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.
Global Atlantic BlackRock High Yield Portfolio | ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock High Yield Portfolio | Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	202
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	351
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 786
Annual Return 2018	rr_AnnualReturn2018	(4.32%)
Annual Return 2019	rr_AnnualReturn2019	15.06%
Annual Return 2020	rr_AnnualReturn2020	5.79%
Annual Return 2021	rr_AnnualReturn2021	4.00%
Annual Return 2022	rr_AnnualReturn2022	(9.64%)
Annual Return 2023	rr_AnnualReturn2023	12.37%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	90
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	281
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	488
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,084
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class III Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The "Other Expenses" for Class III shares are based on estimated amounts.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	80
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	249
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	433
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 966

[1]	The "Other Expenses" for Class III shares are based on estimated amounts.